LONG-TERM DEBTS (Details 2) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest on term loans		$ 847	$ 217
Interest on notes payable		29	9
Interest on convertible notes and debentures	[1]	0	881
Paid-in-kind interest on term loans		1,341	0	$ 0
Amortization of debt financing costs on term loans		1,622	220	328	$ 52
Amortization of discount on term loans		3,588	2,276	2,857	0
Total:		$ (7,427)	$ (3,603)	$ (4,924)	$ (1,697)

[1]	These convertible notes and debentures including accrued interest were fully converted into the Company’s common stock upon closing of the Brushy merger on June 23, 2016.